John Hancock
High Yield Municipal Bond Fund
Quarterly portfolio holdings 2/29/2024

Fund’s investments
As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 94.1%				$198,792,557
(Cost $201,360,651)
Alabama 0.4%				812,744
The Lower Alabama Gas District Gas Project, Series A	5.000	09-01-46	750,000	812,744
Alaska 0.6%				1,159,680
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	1,250,000	1,159,680
Arizona 3.0%				6,393,903
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	656,308
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	2,420,000	2,017,842
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	749,085
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	731,073
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	1,000,000	894,175
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	560,000	569,280
The Industrial Development Authority of the County of Pima American Leadership Academy (A)	4.000	06-15-51	1,000,000	776,140
Arkansas 1.0%				2,091,073
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.750	09-01-49	1,000,000	998,528
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	1,000,000	1,092,545
California 9.5%				20,156,550
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	1,045,000	1,059,385
California Community Housing Agency Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	308,237
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	1,000,000	989,251
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	250,000	211,670
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	582,009
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	600,000	521,092
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,032,959
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	750,000	742,165
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.250	09-01-52	500,000	511,333
California Statewide Financing Authority Tobacco Securitization Program, Series C (A)(B)	9.401	06-01-55	8,000,000	463,263
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area #2 - Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	917,448
City of Oroville Oroville Hospital	5.250	04-01-54	705,000	436,030
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	300,000	263,135
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	703,348
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (A)	3.500	10-01-46	500,000	$399,180
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	385,665
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (A)	3.125	07-01-56	1,000,000	670,994
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,000,000	683,330
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	292,638
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.210	06-01-66	7,850,000	889,915
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	500,000	504,424
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)	4.500	09-01-47	1,000,000	1,029,713
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.500	09-01-48	1,000,000	1,021,897
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	1,885,000	1,951,652
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	2,000,000	2,032,111
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,500,000	1,553,706
Colorado 4.6%				9,619,794
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	866,864
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	1,575,000	1,517,986
Colorado Health Facilities Authority CommonSpirit Health, Series A-2	4.000	08-01-49	1,000,000	931,841
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,265,000	1,289,362
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	996,681
Longs Peak Metropolitan District, GO (A)	5.250	12-01-51	500,000	497,351
Platte River Metropolitan District Series A, GO (A)	6.500	08-01-53	750,000	775,759
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	680,000
Rampart Range Metropolitan District No. 5	4.000	12-01-51	1,500,000	1,115,558
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	8.084	12-01-37	1,266,667	428,049
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	520,343
Connecticut 1.0%				2,213,060
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	1,000,000	951,974
Town of Hamden Whitney Center Project	5.000	01-01-50	1,500,000	1,261,086
Delaware 0.2%				318,069
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	390,000	318,069
District of Columbia 1.6%				3,272,727
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (C)	6.500	10-01-41	3,000,000	3,272,727
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Florida 7.8%				$16,419,957
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,000,000	1,000,000
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	310,000	314,173
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.625	06-15-44	250,000	251,702
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	6.000	06-15-54	250,000	253,225
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	1,800,000	1,447,343
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	673,674
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-49	825,000	761,016
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	1,500,000	1,295,681
Florida Development Finance Corp. 2017 Foundation for Global Understanding, Inc. Project, Series A (A)	4.000	07-01-51	250,000	211,308
Florida Development Finance Corp. River City Science Academy	5.000	07-01-57	680,000	676,140
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	1,000,000	827,248
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	750,000	686,929
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	922,171
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	995,000	1,037,808
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	1,000,000	999,997
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-52	1,000,000	1,018,926
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,750,000	1,669,230
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	950,000	915,203
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	720,000	520,916
Village Community Development District CDD No. 12	4.250	05-01-43	1,000,000	937,267
Georgia 2.0%				4,169,288
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-37	45,000	45,029
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	245,000	260,741
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	1,090,000	1,033,515
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	750,000	803,272
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,017,242
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.200	06-15-33	500,000	504,791
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.700	06-15-38	500,000	504,698
Illinois 6.0%				12,741,884
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,041,847
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	$500,588
Chicago Board of Education Series H, GO	5.000	12-01-46	1,250,000	1,250,896
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,047,682
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,097,279
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	530,850
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	750,000	812,835
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	919,194
Metropolitan Pier & Exposition Authority McCormick Place Expansion, Series A	4.000	12-15-42	1,500,000	1,480,116
State of Illinois, GO	4.000	06-01-33	750,000	754,506
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	988,865
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	916,405
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,500,000	1,400,821
Indiana 1.7%				3,656,770
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,017,926
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	965,000	730,374
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	1,046,626
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	800,000	861,844
Iowa 0.8%				1,613,105
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	760,000	750,783
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	862,322
Kansas 0.8%				1,634,751
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	580,000	558,106
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	635,000	600,706
Wyandotte County-Kansas City Unified Government Village East Project Areas 2B (A)	5.250	09-01-35	480,000	475,939
Kentucky 0.3%				656,066
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	720,000	656,066
Louisiana 1.9%				4,047,414
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	1,005,262
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	1,000,000	965,097
Louisiana Public Facilities Authority Lincoln Preparatory School, Series A (A)	6.375	06-01-52	1,000,000	981,253
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	$1,095,802
Maryland 2.1%				4,529,322
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,000,965
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	698,358
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	225,000	199,947
Maryland Economic Development Corp. Morgan St. University Project, Series A	6.000	07-01-58	1,000,000	1,106,422
Maryland Economic Development Corp. Port Covington Project	3.250	09-01-30	100,000	95,097
Maryland Economic Development Corp. Port Covington Project	4.000	09-01-50	200,000	169,301
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-45	1,000,000	1,006,168
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	253,064
Massachusetts 0.9%				1,913,028
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	251,883
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	743,815
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	920,000	917,330
Michigan 1.3%				2,719,526
City of Detroit, GO	5.500	04-01-37	465,000	499,537
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	500,000	501,507
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	869,515
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	848,967
Minnesota 0.2%				515,880
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series B	5.250	06-15-47	500,000	515,880
Missouri 1.4%				2,986,832
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	750,000	732,621
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	500,000	484,913
Lee’s Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,135,000	967,411
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	801,887
Montana 0.2%				422,111
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	600,000	422,111
Nevada 0.2%				488,661
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	700,000	488,661
New Hampshire 0.8%				1,679,259
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	439,877
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	$382,657
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	840,570
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(E)	6.125	07-01-52	807,744	16,155
New Jersey 0.4%				788,534
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	875,000	788,534
New Mexico 0.2%				467,588
Winrock Town Center Tax Increment Development District No. 1 (A)	4.250	05-01-40	500,000	467,588
New York 7.5%				15,888,097
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	1,000,000	842,786
Build NYC Resource Corp. Shefa School Project, Series A (A)	5.000	06-15-51	250,000	227,508
Build NYC Resource Corp. South Bronx Charter School for International Culture and the Arts Project, Series A (A)	7.000	04-15-53	750,000	799,831
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	7.678	06-01-60	15,000,000	987,131
Metropolitan Transportation Authority Series C-1	4.750	11-15-45	130,000	133,716
Nassau County Tobacco Settlement Corp. Series D (B)	7.724	06-01-60	12,000,000	777,245
New York Counties Tobacco Trust IV Series F (B)	7.381	06-01-60	17,000,000	1,238,294
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	850,053
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,003,798
New York State Dormitory Authority Garnet Health Medical Center (A)	5.000	12-01-45	1,000,000	941,112
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	1,021,076
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	3.000	08-01-31	200,000	185,948
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	1,000,000	982,648
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	1,000,000	987,596
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	5.000	01-01-36	1,000,000	1,028,657
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	422,648
Oneida Indian Nation of New York Series A (A)	7.250	09-01-34	1,000,000	976,463
Oneida Indian Nation of New York Series B (A)	6.000	09-01-43	250,000	260,213
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project (C)	5.000	11-01-51	1,025,000	1,073,771
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project	6.250	11-01-52	1,000,000	1,147,603
North Carolina 0.3%				635,317
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-39	100,000	107,625
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
North Carolina (continued)
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-44	500,000	$527,692
Ohio 4.0%				8,439,917
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	500,000	464,702
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	2,985,000	2,844,386
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	6.922	06-01-57	8,000,000	836,273
Northeast Ohio Medical University Series A	4.000	12-01-45	285,000	257,436
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series A	3.250	09-01-29	1,750,000	1,679,032
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	490,728
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	477,431
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	432,510
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	957,419
Oklahoma 0.9%				1,941,900
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	1,016,096
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	1,000,000	925,804
Oregon 0.8%				1,673,312
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	750,000	757,837
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	1,000,000	915,475
Pennsylvania 4.3%				9,116,603
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.500	06-15-38	600,000	627,975
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	6.000	06-15-53	500,000	518,268
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.000	05-01-42	1,500,000	1,502,928
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	500,000	258,864
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	272,039
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	650,000	642,205
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	150,000	143,806
Lancaster County Hospital Authority Brethren Village Project	5.000	07-01-30	500,000	488,060
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	1,000,000	947,638
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-46	625,000	491,045
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	1,028,440
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	582,622
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	1,400,000	1,062,240
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development Tacony Academy Charter School Project (A)	5.500	06-15-43	545,000	$550,473
Puerto Rico 3.3%				7,041,309
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.723	11-01-43	2,651,021	1,550,847
Puerto Rico Commonwealth Series A, GO (B)	3.999	07-01-24	7,715	7,612
Puerto Rico Commonwealth Series A, GO (B)	4.770	07-01-33	60,892	39,163
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	47,316	46,375
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	906,531	877,562
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	36,503	34,757
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	49,630	45,930
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	51,615	46,452
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	52,697	53,484
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	52,220	55,117
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	51,373	55,645
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	49,898	55,627
Puerto Rico Electric Power Authority Series A (E)	7.000	07-01-43	1,250,000	328,125
Puerto Rico Electric Power Authority Series TT (E)	5.000	07-01-24	765,000	200,813
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	8.109	07-01-26	1,343,000	1,116,461
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.095	07-01-46	2,475,000	802,683
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.275	07-01-51	3,450,000	829,154
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	895,502
South Carolina 0.3%				664,384
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)	6.250	06-01-40	1,000,000	664,384
Tennessee 1.2%				2,424,906
Metropolitan Government Nashville & Davidson County Industrial Development Board South Nashville Central, Series A (A)	4.000	06-01-51	500,000	420,472
Tennessee Energy Acquisition Corp. Series C	5.000	02-01-25	2,000,000	2,004,434
Texas 7.5%				15,759,586
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	1,025,094
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	924,360
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	1,000,000	990,612
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	951,125
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	$909,423
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	1,000,000	1,000,569
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B-2, AMT	5.000	07-01-27	1,000,000	1,013,062
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,120,639
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,000,993
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-37	150,000	139,365
Love Field Airport Modernization Corp. General Airport Revenue, AMT (C)	4.000	11-01-39	1,000,000	998,483
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	390,175
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	757,006
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-2	6.500	01-01-31	1,000,000	790,354
Port Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	2.750	01-01-36	1,000,000	763,184
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	1,000,000	791,629
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	795,000	825,467
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	268,975
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,000,000	1,099,071
Utah 1.1%				2,374,181
Military Installation Development Authority Series A-1	4.000	06-01-52	1,220,000	900,876
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-41	1,020,000	879,557
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	150,000	146,248
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	447,500
Vermont 0.6%				1,211,288
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,270,000	1,211,288
Virgin Islands 0.7%				1,570,991
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	522,731
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	1,000,000	1,048,260
Virginia 2.0%				4,197,419
Tobacco Settlement Financing Corp. Series D (B)	5.764	06-01-47	4,000,000	1,066,393
Virginia College Building Authority Regent University Project	4.000	06-01-46	250,000	221,893
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,080,000	1,053,004
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	2,000,000	1,856,129
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Washington 1.3%				$2,837,622
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-54	1,000,000	1,061,487
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	677,713
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.250	07-01-59	1,000,000	1,098,422
West Virginia 0.5%				981,262
City of South Charleston South Charleston Park Place (A)	4.500	06-01-50	1,250,000	981,262
Wisconsin 6.9%				14,546,887
Public Finance Authority A Challenge Foundation Academy (A)	7.000	07-01-58	1,030,000	1,062,145
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-37	500,000	555,234
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	274,492
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	833,437
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	6.625	07-01-53	250,000	257,633
Public Finance Authority Friends Homes, Inc. (A)	5.000	09-01-54	1,000,000	884,895
Public Finance Authority Mary’s Woods at Marylhurst (A)	5.250	05-15-52	1,000,000	888,611
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	832,091
Public Finance Authority Quality Education Academy Project, Series A (A)	6.500	07-15-63	500,000	522,765
Public Finance Authority Revolution Academy, Series A (A)	6.250	10-01-53	1,000,000	1,013,768
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	428,407
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	11,008
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	636,624
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	22,016
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	1,000,000	951,660
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	1,000,000	698,029
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	795,000	698,424
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	394,735
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	212,425
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,248,533
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	156,328
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.125	04-01-57	900,000	713,296
Wisconsin Health & Educational Facilities Authority Hope Christian School	4.000	12-01-56	1,500,000	1,007,366

Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	350,000	242,965
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 1.3%				$2,743,046
(Cost $4,613,687)
Health care 0.3%				718,343
Health care providers and services 0.3%
Tower Health	4.451	02-01-50	1,566,000	718,343
Industrials 1.0%				2,024,703
Construction and engineering 1.0%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	3,000,000	2,024,703

	Yield (%)	Shares	Value
Short-term investments 5.0%			$10,517,771
(Cost $10,517,933)
Short-term funds 5.0%
John Hancock Collateral Trust (F)	5.2759(G)	1,051,735	10,517,771
Total investments (Cost $216,492,271) 100.4%			$212,053,374
Other assets and liabilities, net (0.4%)			(766,770)
Total net assets 100.0%			$211,286,604

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $71,454,872 or 33.8% of the fund’s net assets as of 2-29-24.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-29-24.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	1.5
Assured Guaranty Municipal Corp.	1.5
TOTAL	3.0
The fund had the following sector composition as a percentage of net assets on 2-29-24:
General obligation bonds	8.0%
Revenue bonds	86.1%
Health care	20.6%
Education	17.5%
Development	17.2%
Other revenue	10.5%
Tobacco	5.2%
Transportation	4.2%
Housing	3.8%
Facilities	1.9%
Pollution	1.7%
Airport	1.7%
Utilities	1.1%
Water and sewer	0.7%
Corporate bonds	1.3%
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Short-term investments and other	4.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$198,792,557	—	$198,792,557	—
Corporate bonds	2,743,046	—	2,743,046	—
Short-term investments	10,517,771	$10,517,771	—	—
Total investments in securities	$212,053,374	$10,517,771	$201,535,603	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,051,735	$1,561,573	$49,149,419	$(40,193,831)	$468	$142	$140,753	—	$10,517,771
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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